Annual Total Returns - Fidelity Advisor® Large Cap Fund [BarChart] - 11.30 Fidelity Advisor Large Cap Fund - AMCIZ PRO-11 - Fidelity Advisor® Large Cap Fund - Fidelity Advisor Large Cap Fund-Class A	Jan. 29, 2022
Bar Chart Table:
Annual Return 2012	20.50%
Annual Return 2013	39.15%
Annual Return 2014	9.96%
Annual Return 2015	(3.65%)
Annual Return 2016	16.64%
Annual Return 2017	18.18%
Annual Return 2018	(9.39%)
Annual Return 2019	31.38%
Annual Return 2020	8.57%
Annual Return 2021	25.49%